Prepayments and other assets - Rental and other deposit (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Prepayment and other assets
Rental and other deposits	¥ 11,393		¥ 25,030
Less: Allowance for doubtful accounts	(4,034)		(12,395)
Rental and other deposits, net	¥ 7,359	¥ 12,635	¥ 12,635